Stock-Based Compensation - Western Share Activity (Details) - Incentive Plans of Western Refining, Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	380,695	442,887	440,860
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	155,828	124,276	178,338
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(131,165)	(180,923)	(176,311)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(6,144)	(5,545)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	399,214	380,695	442,887
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 30.14	$ 24.79	$ 18.24
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	48.26	39.08	34.37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	29.19	23.29	18.16
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	36.76	26.69	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 37.43	$ 30.14	$ 24.79
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	0	3,842	694,622
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	0	(3,842)	(690,780)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	0	0	3,842
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 0.00	$ 16.78	$ 5.93
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	0.00	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	0.00	16.78	5.87
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	0.00	0.00	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 0.00	$ 0.00	$ 16.78